Credit Risk - Summary of Stage 2 Decomposition (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 322,745	£ 310,155
Coverage	0.40%	0.30%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 18,336	£ 12,351
ECL	£ 592	£ 348
Coverage	3.20%	2.80%
Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 11,597	£ 9,475
ECL	£ 369	£ 259
Coverage	3.20%	2.70%
Stage 2 | Retail banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 10,426	£ 8,223
ECL	£ 131	£ 102
Coverage	1.30%	1.20%
Stage 2 | Retail banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 10	£ 6
ECL	£ 2	£ 2
Coverage	20.00%	33.30%
Stage 2 | Retail banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 378	£ 604
ECL	£ 37	£ 28
Coverage	9.80%	4.60%
Stage 2 | Retail banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 783	£ 642
ECL	£ 199	£ 127
Coverage	25.40%	19.80%
Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 6,739	£ 2,876
ECL	£ 223	£ 89
Coverage	3.30%	3.10%
Deterioration in probability of default | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 10,000	£ 8,842
ECL	£ 299	£ 219
Coverage	3.00%	2.50%
Deterioration in probability of default | Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 7,840	£ 6,749
ECL	£ 260	£ 190
Coverage	3.30%	2.80%
Deterioration in probability of default | Stage 2 | Retail banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 7,102	£ 6,216
ECL	£ 92	£ 78
Coverage	1.30%	1.30%
Deterioration in probability of default | Stage 2 | Retail banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Deterioration in probability of default | Stage 2 | Retail banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 88	£ 91
ECL	£ 13	£ 13
Coverage	14.80%	14.30%
Deterioration in probability of default | Stage 2 | Retail banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 650	£ 442
ECL	£ 155	£ 99
Coverage	23.80%	22.40%
Deterioration in probability of default | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 2,160	£ 2,093
ECL	£ 39	£ 29
Coverage	1.80%	1.40%
Forbearance support provided | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 767	£ 561
ECL	£ 9	£ 5
Coverage	1.20%	0.90%
Forbearance support provided | Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 612	£ 504
ECL	£ 3	£ 3
Coverage	0.50%	0.60%
Forbearance support provided | Stage 2 | Retail banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 602	£ 504
ECL	£ 3	£ 3
Coverage	0.50%	0.60%
Forbearance support provided | Stage 2 | Retail banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance support provided | Stage 2 | Retail banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance support provided | Stage 2 | Retail banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 10	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance support provided | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 155	£ 57
ECL	£ 6	£ 2
Coverage	3.90%	3.50%
Other | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 2,450	£ 1,735
ECL	£ 111	£ 76
Coverage	4.50%	4.40%
Other | Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 1,404	£ 1,174
ECL	£ 21	£ 20
Coverage	1.50%	1.70%
Other | Stage 2 | Retail banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 1,122	£ 520
ECL	£ 7	£ 6
Coverage	0.60%	1.20%
Other | Stage 2 | Retail banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Other | Stage 2 | Retail banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 248	£ 478
ECL	£ 11	£ 4
Coverage	4.40%	0.80%
Other | Stage 2 | Retail banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 34	£ 176
ECL	£ 3	£ 10
Coverage	8.80%	5.70%
Other | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 1,046	£ 561
ECL	£ 90	£ 56
Coverage	8.60%	10.00%
30 DPD | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 1,150	£ 1,213
ECL	£ 63	£ 48
Coverage	5.50%	4.00%
30 DPD | Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 897	£ 1,048
ECL	£ 58	£ 46
Coverage	6.50%	4.40%
30 DPD | Stage 2 | Retail banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 804	£ 983
ECL	£ 14	£ 15
Coverage	1.70%	1.50%
30 DPD | Stage 2 | Retail banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 10	£ 6
ECL	£ 2	£ 2
Coverage	20.00%	33.30%
30 DPD | Stage 2 | Retail banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 27	£ 35
ECL	£ 12	£ 11
Coverage	44.40%	31.40%
30 DPD | Stage 2 | Retail banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 56	£ 24
ECL	£ 30	£ 18
Coverage	53.60%	75.00%
30 DPD | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 253	£ 165
ECL	£ 5	£ 2
Coverage	2.00%	1.20%
Payment Holiday | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 844
ECL	£ 27
Coverage	3.20%
Payment Holiday | Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 844
ECL	£ 27
Coverage	3.20%
Payment Holiday | Stage 2 | Retail banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 796
ECL	£ 15
Coverage	1.90%
Payment Holiday | Stage 2 | Retail banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage	0.00%
Payment Holiday | Stage 2 | Retail banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 15
ECL	£ 1
Coverage	6.70%
Payment Holiday | Stage 2 | Retail banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 33
ECL	£ 11
Coverage	33.30%
Payment Holiday | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage	0.00%
High Risk Corporate | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 3,125
ECL	£ 83
Coverage	2.70%
High Risk Corporate | Stage 2 | Retail banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage	0.00%
High Risk Corporate | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 3,125
ECL	£ 83
Coverage	2.70%